Accrued Liabilities - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities [Line Items]
Accrued loan interest and loan fees	$ 343	$ 63
Accrued operating expenses	4,050	3,582
Accrued capitalized improvements	23	17
Accrued voyage expenses and commissions	3,384	2,169
Total	$ 7,800	$ 5,831